Annual Fund Operating Expenses (Money Market Trust)	12 Months Ended
May 01, 2011
Series I, Money Market Trust
Operating Expenses:
Share Class	Series I
Management fee	0.47%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.03%
Total fund operating expenses	0.55%
Series II, Money Market Trust
Operating Expenses:
Share Class	Series II
Management fee	0.47%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.03%
Total fund operating expenses	0.75%
NAV, Money Market Trust
Operating Expenses:
Share Class	Series NAV [1]
Management fee	0.47%
Distribution and service (12b-1) fees	none
Other Expenses	0.03%
Total fund operating expenses	0.50%

[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.